UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-09005
Name of Registrant: Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2018
Item 1: Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
Massachusetts (98.9%)
Arlington MA GO	5.000%	12/1/28	1,535	1,854
Arlington MA GO	5.000%	12/1/29	1,535	1,846
Arlington MA GO	4.000%	12/1/30	1,535	1,666
Berkshire MA Wind Power Cooperative Corp.
Revenue	5.000%	7/1/26	475	553
Berkshire MA Wind Power Cooperative Corp.
Revenue	5.000%	7/1/27	350	411
Berkshire MA Wind Power Cooperative Corp.
Revenue	5.000%	7/1/28	400	466
Berkshire MA Wind Power Cooperative Corp.
Revenue	5.000%	7/1/29	420	486
Berkshire MA Wind Power Cooperative Corp.
Revenue	5.000%	7/1/30	450	518
Blue Hills Regional Technical High School
District GO	4.000%	7/15/40	895	919
Blue Hills Regional Technical High School
District GO	4.000%	7/15/41	900	924
Blue Hills Regional Technical High School
District GO	4.000%	7/15/43	1,025	1,050
Blue Hills Regional Technical High School
District GO	4.000%	7/15/44	665	681
Blue Hills Regional Technical High School
District GO	4.000%	7/15/45	1,095	1,120
Blue Hills Regional Technical High School
District GO	4.000%	7/15/46	895	914
Boston MA GO	5.000%	5/1/27	2,010	2,421
Boston MA GO	5.000%	5/1/35	4,000	4,744
Boston MA GO	5.000%	5/1/37	6,495	7,660
Boston MA GO	5.000%	5/1/38	1,780	2,094
Boston MA Housing Authority Revenue	5.000%	4/1/23 (4)	1,995	2,000
Boston MA Housing Authority Revenue	5.000%	4/1/25 (4)	5,415	5,428
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/30	750	837
Boston MA Water & Sewer Commission
Revenue	4.000%	11/1/37	3,500	3,669
Boston MA Water & Sewer Commission
Revenue	4.000%	11/1/45	3,735	3,875
Burlington MA GO	3.500%	7/15/43	2,135	2,069
Essex MA North Shore Agricultural & Technical
School District GO	4.000%	6/1/39	2,810	2,870
Essex MA North Shore Agricultural & Technical
School District GO	4.000%	6/1/43	500	509
Holyoke MA GO	5.000%	9/1/30	1,690	1,861
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/31	2,285	2,887
Massachusetts Bay Transportation Authority
Assessment Revenue	4.000%	7/1/37	5,000	5,130
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	7,705	8,391

Massachusetts Bay Transportation Authority
General Transportation Revenue VRDO	1.620%	9/7/18	1,400	1,400
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/30	5,775	7,184
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/27	6,035	7,228
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/32	2,870	3,019
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/32	2,900	3,656
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/33	3,360	3,894
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	10,000	12,690
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	2,000	2,460
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	1,980	2,063
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	3,000	3,125
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/35	1,090	1,256
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/35	2,145	2,261
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/36	4,695	5,398
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/38	280	321
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/39	1,045	1,195
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/40	3,500	4,001
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/44	7,470	8,515
Massachusetts Bay Transportation Authority
Sales Tax Revenue VRDO	1.590%	9/7/18	18,000	18,000
Massachusetts Bay Transportation Authority
Sales Tax Revenue VRDO	1.600%	9/7/18	5,600	5,600
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/26	2,875	3,223
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/29	2,000	2,234
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/32	2,500	2,781
Massachusetts Clean Water Trust Revenue	5.000%	8/1/28	4,500	5,482
Massachusetts Clean Water Trust Revenue	5.000%	8/1/29	3,545	4,345
Massachusetts Clean Water Trust Revenue	5.000%	2/1/35	3,000	3,362
Massachusetts Clean Water Trust Revenue	5.000%	2/1/45	2,085	2,320
Massachusetts College Building Authority
Revenue	5.000%	5/1/25	1,100	1,216
Massachusetts College Building Authority
Revenue	5.000%	5/1/26	1,480	1,668
Massachusetts College Building Authority
Revenue	5.000%	5/1/27	1,200	1,351
Massachusetts College Building Authority
Revenue	4.000%	5/1/29	2,015	2,161

Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,090	1,195
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	2,000	2,250
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	910	1,036
Massachusetts College Building Authority
Revenue	4.000%	5/1/32	3,435	3,644
Massachusetts College Building Authority
Revenue	4.000%	5/1/34	675	711
Massachusetts College Building Authority
Revenue	4.000%	5/1/36	740	774
Massachusetts College Building Authority
Revenue	5.000%	5/1/36	4,025	4,368
Massachusetts College Building Authority
Revenue	4.000%	5/1/37	775	809
Massachusetts College Building Authority
Revenue	4.000%	5/1/38	785	817
Massachusetts College Building Authority
Revenue	5.000%	5/1/39	3,000	3,330
Massachusetts College Building Authority
Revenue	5.000%	5/1/41	5,000	5,416
Massachusetts College Building Authority
Revenue	5.000%	5/1/43	3,285	3,556
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	10,000	10,400
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	4,075	4,856
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/28	1,000	1,206
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	6,620	6,882
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	2,350	2,440
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	3,015	3,126
Massachusetts Development Finance Agency
Hospital Revenue (Cape Cod Healthcare
Obligated Group)	5.250%	11/15/36	5,130	5,647
Massachusetts Development Finance Agency
Hospital Revenue (Cape Cod Healthcare
Obligated Group)	5.250%	11/15/41	10	11
Massachusetts Development Finance Agency
Revenue (Babson College)	5.000%	10/1/42	2,000	2,248
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/34	1,500	1,647
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44	15	16
Massachusetts Development Finance Agency
Revenue (Bentley University)	4.000%	7/1/35	25	26
Massachusetts Development Finance Agency
Revenue (Bentley University)	5.000%	7/1/40	5,750	6,453
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/28	70	81
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/29	35	41

Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/31	1,770	2,033
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.250%	10/1/41	8,120	8,769
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,000	2,179
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/28	1,250	1,357
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/29	1,500	1,627
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/30	1,430	1,551
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/31	1,250	1,355
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/38	2,950	3,375
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/40	2,000	2,103
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/42	3,000	3,415
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	4.000%	7/1/19	395	401
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/20	500	525
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/21	350	375
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	2,995	3,318
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	470	521
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22	850	926
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.250%	7/1/23	500	551
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/24	715	802
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.250%	7/1/24	1,610	1,768
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/25	500	567
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.250%	7/1/26	1,175	1,281
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/27	3,960	4,476
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/28	535	607
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	2,555	2,730
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	3,100	3,472
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	600	677
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/30	2,450	2,733
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/30	1,755	1,967

Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/31	4,245	4,717
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/32	3,000	3,325
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/34	2,000	2,196
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/35	1,050	1,148
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/37	1,000	1,085
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/44	7,000	7,526
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/29 (2)	1,400	1,733
Massachusetts Development Finance Agency
Revenue (Boston University)	5.375%	5/15/39	1,575	1,921
Massachusetts Development Finance Agency
Revenue (Boston University)	4.000%	10/1/46	3,000	3,073
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/46	3,015	3,398
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/48	5,000	5,487
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/59 (10)	6,075	7,517
1 Massachusetts Development Finance Agency
Revenue (Boston University) TOB VRDO	1.620%	9/7/18 LOC	5,200	5,200
Massachusetts Development Finance Agency
Revenue (Boston University) VRDO	1.410%	9/4/18 LOC	8,950	8,950
Massachusetts Development Finance Agency
Revenue (Broad Institute Inc.)	5.250%	4/1/21 (Prere.)	4,095	4,444
Massachusetts Development Finance Agency
Revenue (Broad Institute Inc.)	4.000%	4/1/41	8,825	9,096
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/28	3,205	3,656
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/31	2,330	2,635
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/32	1,000	1,109
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/32	2,500	2,818
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/33	1,000	1,099
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/33	3,000	3,369
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/37	1,000	1,102
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/38	1,000	1,099
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/43	5,000	5,492
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/48	8,045	8,775
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/48	2,845	3,103
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/53	5,000	5,432

Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.250%	12/1/25	600	622
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.625%	12/1/30	550	571
Massachusetts Development Finance Agency
Revenue (Children's Hospital)	5.000%	10/1/34	2,440	2,735
Massachusetts Development Finance Agency
Revenue (Children's Hospital)	5.000%	10/1/46	4,000	4,415
Massachusetts Development Finance Agency
Revenue (College of the Holy Cross)	5.000%	9/1/22	330	368
Massachusetts Development Finance Agency
Revenue (College of the Holy Cross)	5.000%	9/1/23	400	455
Massachusetts Development Finance Agency
Revenue (College of the Holy Cross)	5.000%	9/1/26	380	451
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.000%	5/1/35	5,210	5,878
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/41	11,125	12,437
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/46	4,000	4,456
Massachusetts Development Finance Agency
Revenue (Deerfield Academy)	5.000%	10/1/40	4,665	4,945
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/20 (Prere.)	5,460	5,697
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/20 (Prere.)	540	563
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/24	990	1,106
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/25	1,905	2,147
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/28	1,825	2,028
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/35	3,000	3,230
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/36	3,670	4,052
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	3,125	3,427
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	5,960	6,369
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.250%	1/1/42	1,700	1,877
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/47	4,330	4,688
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/30	750	836
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/36	2,420	2,650
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/43	8,560	9,293
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	4.000%	10/1/46	4,035	3,942
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	9,790	10,449
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/21 (Prere.)	11,000	11,900

Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/27	1,770	2,103
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/29	700	772
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/36	3,500	3,736
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/36	4,460	5,601
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/40	7,000	8,944
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/28	800	845
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/31	200	224
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/32	50	56
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/40	1,760	1,923
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/45	11,960	13,026
Massachusetts Development Finance Agency
Revenue (Loomis Obligated Group)	6.000%	1/1/33	4,405	4,942
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/37	4,800	5,084
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	6,030	6,351
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/21	300	326
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/23	250	283
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/26	1,380	1,547
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/31	400	454
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/32	300	340
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/37	450	503
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/32	2,105	2,229
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/37	300	327
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/42	500	542
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.250%	7/1/42	2,145	2,269
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.125%	7/1/44	1,500	1,609
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/47	8,700	9,388
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.625%	7/15/36	1,000	1,078
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	5,755	6,196

Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	4.000%	10/1/32	1,900	1,906
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	4.125%	10/1/42	5,700	5,678
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	5.000%	10/1/57	3,500	3,709
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/29	3,250	3,585
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/30	1,750	1,927
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/32	950	1,050
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.250%	3/1/37	20	22
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/39	3,600	3,939
Massachusetts Development Finance Agency
Revenue (Olin College)	5.000%	11/1/38	6,000	6,578
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.375%	7/1/20 (Prere.)	4,000	4,261
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/21 (Prere.)	3,980	4,320
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/21 (Prere.)	2,935	3,185
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/28	2,000	2,232
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/29	6,000	6,990
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/30	1,500	1,661
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/30	3,520	4,136
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/31	3,755	4,392
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/31	2,785	2,996
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/32	8,000	8,372
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/32	2,680	3,125
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/33	1,880	2,184
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/34	3,000	3,474
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/35	3,500	3,613
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/36	5,000	5,145
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/36	20	21
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/40	3,000	3,332
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/41	8,000	8,149
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/45	3,775	4,179

2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/47	5,000	5,538
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/47	4,530	5,078
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/30/25	10,000	11,496
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/38	1,545	1,729
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/43	8,295	9,241
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/32	500	531
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/35	2,300	2,425
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/27	1,000	1,122
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.500%	10/1/28	1,000	1,120
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/29	1,820	2,025
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.125%	10/1/33	2,000	2,176
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/36	2,250	2,455
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/39	3,000	3,251
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/28	850	961
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	4.000%	7/1/36	4,525	4,525
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/41	3,000	3,258
Massachusetts Development Finance Agency
Revenue (Southcoast Health System
Obligated Group)	5.000%	7/1/27	1,550	1,701
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	5.000%	7/1/34	1,030	1,172
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	5.000%	7/1/35	2,000	2,270
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	4.000%	7/1/41	6,130	6,318
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/20	1,000	1,050
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/21	1,475	1,580
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/22	1,600	1,744
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/27	150	171
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,000	3,132

Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/33	1,500	1,667
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/34	2,000	2,216
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/35	1,160	1,282
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/36	1,000	1,102
Massachusetts Development Finance Agency
Revenue (Suffolk University)	4.000%	7/1/39	3,975	3,964
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.750%	7/1/39	710	727
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	3,315	3,447
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.750%	1/1/21 (Prere.)	510	567
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/21 (Prere.)	1,195	1,332
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	2,700	3,032
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.250%	1/1/27	1,420	1,546
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	1,800	2,004
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.750%	1/1/36	350	386
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	805	889
Massachusetts Development Finance Agency
Revenue (Tufts University)	5.000%	8/15/38	1,045	1,188
Massachusetts Development Finance Agency
Revenue (UMass Boston Student Housing
Project)	5.000%	10/1/25	2,690	3,027
Massachusetts Development Finance Agency
Revenue (UMass Boston Student Housing
Project)	5.000%	10/1/48	3,605	3,890
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.500%	7/1/21 (Prere.)	5,220	5,737
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/27	1,630	1,892
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/28	3,000	3,429
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/29	1,000	1,137
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/29	45	51
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/30	2,470	2,791
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/31	1,000	1,119

Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.500%	7/1/31	280	301
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/32	1,200	1,336
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/38	3,000	3,282
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	4.000%	7/1/44	4,000	3,962
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/44	1,965	2,146
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/20	250	263
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,750	2,927
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/31	1,000	1,117
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/41	700	763
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/46	5,185	5,617
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/26	570	678
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/27	845	1,018
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/28	725	883
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/29	500	606
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/30	665	802
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/31	650	780
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/32	1,270	1,519
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/33	500	596
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	2,000	2,192
Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology
Inc.)	5.000%	10/1/46	4,250	4,617
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/24	185	207
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/38	5,000	5,499
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/45	2,720	2,908
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/48	9,970	10,862
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/29	505	590

Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	0.000%	1/1/32 (12)	1,630	986
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/32	1,500	1,599
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	0.000%	1/1/33 (12)	3,290	1,900
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/33	1,500	1,592
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/34	1,000	1,057
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/35	1,500	1,576
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/35	1,720	1,942
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36	1,000	1,126
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/38	3,235	3,342
Massachusetts Development Finance Agency
Revenue (Wheaton College)	5.000%	1/1/42	2,000	2,264
Massachusetts Development Finance Agency
Revenue (Wheaton College)	5.000%	1/1/47	1,000	1,128
Massachusetts Development Finance Agency
Revenue (Wheaton College)	5.000%	1/1/53	1,150	1,283
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/29	1,065	1,269
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/30	1,000	1,186
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/33	3,000	3,465
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/34	2,390	2,753
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/38	4,000	4,455
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/46	3,000	3,400
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	3.000%	9/1/18	150	150
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	4.000%	9/1/20	145	151
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/21	160	174
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/22	160	178
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/23	130	148
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/28	365	428
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/29	100	117
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/30	120	139
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/31	130	150
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/32	100	115

Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/35	100	114
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/36	295	336
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/37	145	165
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/42	550	621
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/47	700	787
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/50	2,650	2,870
Massachusetts Development Finance Agency
Revenue (Worcester Polytech Institute)	5.000%	9/1/52	10,095	11,202
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/34	1,295	1,414
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	6,470	7,050
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	1,000	1,090
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/22 (Prere.)	3,025	3,362
Massachusetts GO	5.000%	8/1/21 (Prere.)	6,500	7,067
Massachusetts GO	5.000%	7/1/22 (Prere.)	9,010	10,017
Massachusetts GO	5.000%	1/1/26	2,510	2,951
Massachusetts GO	5.000%	7/1/28	3,745	4,534
Massachusetts GO	5.000%	7/1/28	4,000	4,843
Massachusetts GO	5.000%	7/1/28	10,740	12,603
Massachusetts GO	5.000%	7/1/30	570	661
Massachusetts GO	5.500%	8/1/30 (2)	7,000	8,837
Massachusetts GO	5.000%	1/1/32	7,000	8,205
Massachusetts GO	5.000%	7/1/32	3,460	3,983
Massachusetts GO	4.000%	8/1/32	5,000	5,175
Massachusetts GO	4.000%	12/1/32	3,400	3,532
Massachusetts GO	5.000%	7/1/33	5,235	6,007
Massachusetts GO	4.500%	7/1/34	11,170	12,124
Massachusetts GO	5.000%	7/1/34	5,000	5,719
Massachusetts GO	5.000%	12/1/34	13,015	14,974
Massachusetts GO	4.000%	4/1/35	5,010	5,219
Massachusetts GO	4.000%	5/1/35	5,000	5,158
Massachusetts GO	5.000%	7/1/35	5,000	5,704
Massachusetts GO	5.000%	7/1/35	4,095	4,624
Massachusetts GO	5.000%	8/1/36	9,100	9,816
Massachusetts GO	5.000%	12/1/36	3,000	3,433
Massachusetts GO	5.000%	4/1/37	6,430	7,343
Massachusetts GO	5.000%	7/1/37	500	562
Massachusetts GO	5.000%	8/1/37	5,015	5,407
Massachusetts GO	5.000%	11/1/37	8,050	9,261
Massachusetts GO	4.000%	4/1/38	4,000	4,126
Massachusetts GO	5.000%	7/1/38	5,015	5,683
Massachusetts GO	5.000%	12/1/38	2,510	2,860
Massachusetts GO	4.000%	12/1/39	500	516
Massachusetts GO	5.000%	1/1/40	10,000	11,475
Massachusetts GO	5.000%	7/1/40	8,000	8,964
Massachusetts GO	5.000%	3/1/41	8,000	8,911
Massachusetts GO	5.000%	4/1/42	8,650	9,823
Massachusetts GO	5.250%	4/1/42	3,000	3,490

Massachusetts GO	4.000%	9/1/42	2,800	2,883
Massachusetts GO	5.000%	1/1/43	3,680	4,210
Massachusetts GO	4.000%	2/1/43	6,250	6,434
Massachusetts GO	4.000%	6/1/43	7,820	7,949
Massachusetts GO	4.500%	8/1/43	3,705	3,901
Massachusetts GO	4.500%	12/1/43	3,745	3,966
Massachusetts GO	4.000%	2/1/44	6,140	6,312
Massachusetts GO	4.000%	12/1/44	8,350	8,580
Massachusetts GO	4.000%	5/1/45	5,000	5,087
Massachusetts GO	5.000%	7/1/45	2,000	2,237
Massachusetts GO	5.000%	11/1/45	5,825	6,641
Massachusetts GO	4.000%	12/1/45	8,505	8,733
Massachusetts GO	4.000%	2/1/46	5,000	5,133
Massachusetts GO	5.000%	3/1/46	1,905	2,117
Massachusetts GO	3.000%	9/1/46	13,290	11,606
Massachusetts GO	5.000%	4/1/47	14,950	16,881
Massachusetts GO	5.250%	4/1/47	7,000	8,114
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)	5.500%	7/1/19 (Prere.)	75	77
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)	5.750%	7/1/19 (Prere.)	280	289
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	1.410%	9/4/18 LOC	3,000	3,000
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	1.480%	9/4/18 LOC	6,550	6,550
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music,
Inc.)	5.000%	10/1/26	120	120
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)	5.500%	12/1/39	4,000	4,182
Massachusetts Health & Educational Facilities
Authority Revenue (Dana-Farber Cancer
Institute)	5.000%	12/1/37	5,000	5,044
Massachusetts Health & Educational Facilities
Authority Revenue (Lowell General Hospital)	5.125%	7/1/35	215	224
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/30	3,010	3,803
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	1.450%	9/7/18	615	615
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/23	3,435	3,444
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/32	1,000	1,098
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/33	4,000	4,010
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.250%	7/1/19 (Prere.)	10,000	10,295
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	1.500%	9/7/18	300	300
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	1.530%	9/7/18 LOC	400	400

Massachusetts Health & Educational Facilities
Authority Revenue (South Coast Health
System)	5.000%	7/1/39	6,160	6,303
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	1.390%	9/4/18	1,100	1,100
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/21	125	131
Massachusetts Health & Educational Facilities
Authority Revenue (Winchester Hospital)	5.250%	7/1/38	2,840	2,993
Massachusetts Housing Finance Agency
Revenue	5.000%	12/1/43	750	791
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.650%	12/1/41	1,885	1,894
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.750%	12/1/41	520	523
Massachusetts Housing Finance Agency Single
Family Housing Revenue	3.500%	6/1/42	830	854
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/43	1,760	1,820
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/44	1,770	1,828
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	6/1/45	1,090	1,131
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.050%	12/1/52	4,490	4,502
Massachusetts Housing Finance Agency Single
Family Housing Revenue PUT	1.500%	7/1/20	1,000	990
Massachusetts Port Authority Revenue	5.000%	7/1/25	1,230	1,363
Massachusetts Port Authority Revenue	5.000%	7/1/30	2,000	2,210
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,800	1,988
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,650	5,125
Massachusetts Port Authority Revenue	5.000%	7/1/34	3,845	4,343
Massachusetts Port Authority Revenue	5.000%	7/1/35	1,500	1,697
Massachusetts Port Authority Revenue	5.000%	7/1/37	980	1,118
Massachusetts Port Authority Revenue	5.000%	7/1/40	6,850	7,694
Massachusetts Port Authority Revenue	5.000%	7/1/40	2,000	2,107
Massachusetts Port Authority Revenue	5.000%	7/1/45	2,215	2,481
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	2,780	3,091
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	10,035	11,099
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	7,265	8,018
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	11,520	12,686
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/29	2,400	2,813
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	8,060	8,863
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/30	4,700	5,486
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/31	7,855	9,137
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	4,000	4,211

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	2,515	2,723
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/34	7,040	8,122
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/34	2,000	2,279
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/35	2,500	2,788
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/35	1,615	1,829
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	13,590	14,778
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	11/15/35	4,300	4,508
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/36	2,500	2,784
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/36	5,000	5,197
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	1/15/37	3,000	3,104
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/37	2,300	2,560
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/37	5,000	5,660
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/38	750	834
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/38	2,660	2,935
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/42	70	79
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	2/15/43	2,500	2,579
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/46	3,175	3,594
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	2/15/48	5,000	5,825
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	2/15/48	7,200	8,388
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	10,000	12,082
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	3,750	4,569
Massachusetts Transportation Fund Revenue	4.000%	6/1/38	2,000	2,101
1 Massachusetts Transportation Fund Revenue
(Rail Enhancement & Accelerated Bridge
Program) TOB VRDO	1.590%	9/7/18	4,495	4,495
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21 (Prere.)	5,000	5,423
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21 (Prere.)	2,750	2,983
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21 (Prere.)	20	22
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/37	1,960	1,999
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/44	5,060	5,623

Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/45	7,000	7,216
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/46	10,000	10,302
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/30	1,700	1,934
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/31	1,500	1,703
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/32	2,000	2,267
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/34	3,325	3,752
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/40	9,270	10,411
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/41	7,805	8,858
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	4.000%	6/1/45	7,300	7,499
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/45	5,640	6,316
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	3,000	2,923
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/25 (14)	5,035	4,242
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/28 (14)	6,670	5,025
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/22	35	39
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/27	8,020	9,238
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/29	1,520	1,899
Massachusetts Water Pollution Abatement Trust
Revenue	5.750%	8/1/29	190	191
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/32	2,415	2,558
Massachusetts Water Resources Authority
Revenue	5.000%	12/1/18	325	328
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	180	195
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	3,010	3,568
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/28	800	944
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/29	1,070	1,275
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	2,280	2,647
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	1,000	1,181
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	1,175	1,482
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/32	5,155	5,970
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/33	3,300	3,871

Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34	3,465	4,053
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/35 (4)	8,000	10,237
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/36	7,200	7,538
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	2,710	3,018
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	4,870	5,529
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	2,715	3,082
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/42	1,000	1,092
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	10,000	10,865
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/43	7,500	8,693
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/44	8,000	8,938
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	1,000	1,075
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/33	2,715	2,940
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	7,000	7,561
Saugus MA GO	3.500%	3/1/46	2,095	1,971
Stoughton MA GO	4.000%	10/15/31	3,865	4,146
University of Massachusetts Building Authority
Revenue	5.000%	11/1/31	2,500	2,868
University of Massachusetts Building Authority
Revenue	5.000%	11/1/32	4,060	4,655
University of Massachusetts Building Authority
Revenue	5.000%	11/1/35	5,460	6,347
University of Massachusetts Building Authority
Revenue	5.000%	5/1/38	2,000	2,212
University of Massachusetts Building Authority
Revenue	5.000%	11/1/38	4,615	5,325
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	14,020	15,710
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	6,695	7,363
University of Massachusetts Building Authority
Revenue	5.000%	11/1/40	9,230	10,423
University of Massachusetts Building Authority
Revenue	5.000%	11/1/44	3,365	3,761
University of Massachusetts Building Authority
Revenue	4.000%	11/1/45	6,020	6,167
University of Massachusetts Building Authority
Revenue	5.250%	11/1/47	5,000	5,868
Worcester MA GO	5.250%	8/15/21 (14)	315	316
Worcester MA GO	4.000%	1/15/32	2,365	2,483
Worcester MA GO	4.000%	1/15/33	2,190	2,292
				1,858,163
Guam (0.3%)
Guam Government Waterworks Authority Water

& Waste Water System Revenue	5.500%	7/1/43	2,285	2,476

Guam Power Authority Revenue	5.000%	10/1/20	500	524
Guam Power Authority Revenue	5.000%	10/1/23	1,000	1,094
Guam Power Authority Revenue	5.000%	10/1/25	720	790
Guam Power Authority Revenue	5.000%	10/1/31	300	322
				5,206
Total Tax-Exempt Municipal Bonds (Cost $1,845,581)				1,863,369
Total Investments (99.2%) (Cost $1,845,581)				1,863,369
Other Assets and Liabilities-Net (0.8%)				15,701
Net Assets (100%)				1,879,070

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate value of these securities was $9,695,000, representing 0.5% of net assets.
2 Securities with a value of $554,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.

Massachusetts Tax-Exempt Fund

(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2018	370	78,203	22

Short Futures Contracts
10-Year U.S. Treasury Note	December 2018	(208)	(25,015)	(33)
Ultra Long U.S. Treasury Bond	December 2018	(17)	(2,708)	(8)
				(41)
				(19)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Massachusetts Tax-Exempt Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of August 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,863,369	—
Futures Contracts—Assets[1]	36	—	—
Futures Contracts—Liabilities[1]	(14)	—	—
Total	22	1,863,369	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: October 19, 2018

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 19, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.